Cover	Oct. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41104
Entity Registrant Name	VOLATO GROUP, INC.
Entity Central Index Key	0001853070
Entity Tax Identification Number	86-2707040
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8050 Freedom Ave NW
Entity Address, City or Town	North Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720
City Area Code	844
Local Phone Number	399-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SOAR
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $287.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $287.50
Trading Symbol	SOARW